Financial risk review - Change from Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Net effect of changes in allowance for expected credit losses	$ 7,750	$ 17,017	$ 8,906
Financial instruments that have been derecognized during the year	(33,967)	(22,956)	(16,770)
New financial assets originated or purchased	43,516	33,402	27,385
Total	17,299	27,463	19,521
At amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	(393)	1,741	4,897
Financial instruments that have been derecognized during the year	(630)	(1,292)	(420)
New financial assets originated or purchased	371	238	1,684
Total	(652)	687	6,161
Securities at FVOCI
Credit risk
Net effect of changes in allowance for expected credit losses	1	0	0
Financial instruments that have been derecognized during the year	0	(11)	(16)
New financial assets originated or purchased	21	2	0
Total	22	(9)	(16)
Principal balance - Loans at amortized cost
Credit risk
Net effect of changes in allowance for expected credit losses	7,984	15,313	4,208
Financial instruments that have been derecognized during the year	(29,530)	(18,829)	(13,217)
New financial assets originated or purchased	39,159	28,870	22,560
Total	17,613	25,354	13,551
Loans commitments and financial guarantee contracts
Credit risk
Net effect of changes in allowance for expected credit losses	158	(37)	(199)
Financial instruments that have been derecognized during the year	(3,807)	(2,824)	(3,117)
New financial assets originated or purchased	3,965	4,292	3,141
Total	$ 316	$ 1,431	$ (175)